UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2015

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments:

Putnam Multi-Cap Core Fund

The fund's portfolio
1/31/15 (Unaudited)

COMMON STOCKS (96.2%)(a)
	Shares	Value

Aerospace and defense (2.7%)

Airbus Group NV (France)	11,050	$588,416

Curtiss-Wright Corp.	4,174	277,696

General Dynamics Corp.	15,268	2,033,850

Honeywell International, Inc.	10,321	1,008,981

L-3 Communications Holdings, Inc.	7,948	978,558

Northrop Grumman Corp.	13,440	2,109,408

Textron, Inc.	5,638	239,953

TransDigm Group, Inc.	4,923	1,011,824

United Technologies Corp.	6,926	794,966

		9,043,652
Air freight and logistics (0.3%)

FedEx Corp.	6,016	1,017,366

		1,017,366
Airlines (1.3%)

Alaska Air Group, Inc.	14,156	960,768

Copa Holdings SA Class A (Panama)	2,669	286,944

Delta Air Lines, Inc.	21,544	1,019,247

JetBlue Airways Corp.(NON)	53,303	894,957

Southwest Airlines Co.	23,259	1,050,842

		4,212,758
Auto components (0.9%)

Dana Holding Corp.	12,741	265,905

Delphi Automotive PLC (United Kingdom)	7,807	536,575

Lear Corp.	7,890	791,762

Magna International, Inc. (Canada)	7,460	716,309

TRW Automotive Holdings Corp.(NON)	5,146	530,913

		2,841,464
Automobiles (0.6%)

Fiat Chrysler Automobiles NV (United Kingdom)(NON)	63,716	841,688

Ford Motor Co.	76,113	1,119,622

		1,961,310
Banks (5.7%)

Banc of California, Inc.	53,831	551,768

Bank of America Corp.	161,233	2,442,680

C1 Financial, Inc.(NON)	30,000	503,400

Citigroup, Inc.	69,542	3,264,997

First BanCorp. (Puerto Rico)(NON)	29,196	160,286

Fulton Financial Corp.	20,198	225,208

Huntington Bancshares, Inc./OH	7,047	70,611

Investors Bancorp, Inc.	32,250	355,073

JPMorgan Chase & Co.	92,671	5,039,449

Old National Bancorp	13,131	176,087

Pacific Premier Bancorp, Inc.(NON)	7,006	104,109

PNC Financial Services Group, Inc.	2,519	212,956

Regions Financial Corp.	19,443	169,154

SVB Financial Group(NON)	431	48,660

Virgin Money Holdings UK PLC (United Kingdom)(NON)	125,881	592,835

Wells Fargo & Co.	93,308	4,844,551

		18,761,824
Beverages (2.1%)

Coca-Cola Co. (The)	904	37,218

Coca-Cola Enterprises, Inc.	18,201	766,262

Dr. Pepper Snapple Group, Inc.	11,612	897,259

Monster Beverage Corp.(NON)	2,884	337,284

PepsiCo, Inc.	51,722	4,850,489

		6,888,512
Biotechnology (3.7%)

AMAG Pharmaceuticals, Inc.(NON)	13,735	606,950

Amgen, Inc.	19,092	2,906,948

ARIAD Pharmaceuticals, Inc.(NON)(S)	69,406	447,669

Biogen Idec, Inc.(NON)	3,154	1,227,411

Celgene Corp.(NON)	12,840	1,530,014

Gilead Sciences, Inc.(NON)	43,230	4,531,801

Inovio Pharmaceuticals, Inc.(NON)(S)	27,982	233,370

United Therapeutics Corp.(NON)	6,111	862,445

		12,346,608
Building products (0.3%)

Assa Abloy AB Class B (Sweden)	8,709	475,248

NCI Building Systems, Inc.(NON)	18,075	278,897

Norcraft Companies, Inc.(NON)	2,830	58,355

		812,500
Capital markets (3.0%)

Ameriprise Financial, Inc.	6,151	768,506

Artisan Partners Asset Management, Inc. Class A	2,816	135,928

Blackstone Group LP (The)	18,274	682,351

Carlyle Group LP (The)	6,670	175,421

Charles Schwab Corp. (The)	17,052	443,011

E*Trade Financial Corp.(NON)	18,436	424,950

Goldman Sachs Group, Inc. (The)	9,224	1,590,310

KKR & Co. LP	8,647	207,614

Legg Mason, Inc.	10,862	602,189

Moelis & Co. Class A	42,074	1,304,294

Morgan Stanley	44,848	1,516,311

Oaktree Capital Group, LLC (Units)	5,579	309,077

Och-Ziff Capital Management Group, LLC Class A	29,018	321,810

RCS Capital Corp. Class A(S)	20,658	194,805

State Street Corp.	14,758	1,055,345

WisdomTree Investments, Inc.	9,755	169,932

		9,901,854
Chemicals (2.4%)

Albemarle Corp.	13,419	647,601

Axalta Coating Systems, Ltd.(NON)	25,149	645,575

CF Industries Holdings, Inc.	1,449	442,496

Croda International PLC (United Kingdom)	10,334	413,064

Dow Chemical Co. (The)	7,832	353,693

Huntsman Corp.	55,079	1,209,535

LyondellBasell Industries NV Class A	10,724	848,161

Monsanto Co.	8,378	988,436

Sherwin-Williams Co. (The)	5,807	1,575,265

Symrise AG (Germany)	10,462	686,784

		7,810,610
Commercial services and supplies (2.0%)

ADT Corp. (The)	16,654	572,898

Cintas Corp.	15,358	1,208,675

KAR Auction Services, Inc.	28,077	957,706

MiX Telematics, Ltd. ADR (South Africa)(NON)	10,935	64,188

Progressive Waste Solutions, Ltd. (Canada)	45,773	1,305,446

Republic Services, Inc.	33,804	1,341,343

Tyco International PLC	31,491	1,285,148

		6,735,404
Communications equipment (1.4%)

ARRIS Group, Inc.(NON)	21,299	558,460

Cisco Systems, Inc.	74,403	1,961,635

CommScope Holding Co., Inc.(NON)	32,531	914,284

Juniper Networks, Inc.	13,279	301,832

QUALCOMM, Inc.	14,336	895,427

		4,631,638
Construction and engineering (—%)

Quanta Services, Inc.(NON)	2,845	75,336

		75,336
Construction materials (0.1%)

CaesarStone Sdot-Yam, Ltd. (Israel)	3,331	206,855

		206,855
Consumer finance (1.1%)

American Express Co.	5,727	462,112

Capital One Financial Corp.	18,496	1,354,092

Discover Financial Services	31,170	1,695,025

		3,511,229
Containers and packaging (0.9%)

Ball Corp.	12,711	804,988

Berry Plastics Group, Inc.(NON)	41,756	1,412,188

Graphic Packaging Holding Co.(NON)	39,302	569,093

		2,786,269
Diversified consumer services (0.2%)

Weight Watchers International, Inc.(NON)(S)	38,590	639,050

		639,050
Diversified financial services (0.5%)

Berkshire Hathaway, Inc. Class B(NON)	1,819	261,772

Voya Financial, Inc.	36,611	1,428,195

		1,689,967
Diversified telecommunication services (1.5%)

AT&T, Inc.	39,928	1,314,430

CenturyLink, Inc.	27,525	1,023,104

Iridium Communications, Inc.(NON)	92,237	784,937

Verizon Communications, Inc.	38,942	1,780,039

		4,902,510
Electric utilities (1.3%)

American Electric Power Co., Inc.	11,382	714,903

Entergy Corp.	21,835	1,910,781

Exelon Corp.	47,352	1,706,566

		4,332,250
Electrical equipment (0.2%)

Generac Holdings, Inc.(NON)	10,324	451,572

Hubbell, Inc. Class B	3,441	364,884

		816,456
Electronic equipment, instruments, and components (0.5%)

Anixter International, Inc.(NON)	2,048	154,337

CDW Corp. of Delaware	5,293	181,338

Corning, Inc.	61,354	1,458,385

		1,794,060
Energy equipment and services (0.9%)

Cameron International Corp.(NON)	4,266	191,031

CSI Compressco LP	9,357	133,337

FMSA Holdings, Inc.(NON)(S)	20,997	108,974

Halliburton Co.	33,002	1,319,750

Helmerich & Payne, Inc.	2,061	122,753

Nabors Industries, Ltd.	10,658	122,674

Schlumberger, Ltd.	9,563	787,896

U.S. Silica Holdings, Inc.	6,538	164,758

		2,951,173
Food and staples retail (3.2%)

Costco Wholesale Corp.	9,115	1,303,354

CVS Health Corp.	51,901	5,094,602

Kroger Co. (The)	23,894	1,649,881

Wal-Mart Stores, Inc.	10,553	896,794

Walgreens Boots Alliance, Inc.	21,620	1,594,475

		10,539,106
Food products (1.3%)

Amira Nature Foods, Ltd. (United Arab Emirates)(NON)(S)	16,637	206,964

Archer-Daniels-Midland Co.	14,171	660,794

Bunge, Ltd.	4,466	399,841

Cal-Maine Foods, Inc.	9,142	320,427

Ingredion, Inc.	6,753	544,562

Keurig Green Mountain, Inc.	5,884	721,143

Pinnacle Foods, Inc.	41,970	1,509,661

		4,363,392
Gas utilities (0.4%)

UGI Corp.	39,068	1,445,125

		1,445,125
Health-care equipment and supplies (1.5%)

Becton Dickinson and Co.	6,234	860,791

C.R. Bard, Inc.	4,316	738,165

Cooper Cos., Inc. (The)	1,421	224,021

Edwards Lifesciences Corp.(NON)	10,018	1,255,756

GenMark Diagnostics, Inc.(NON)	3,167	40,791

Halyard Health, Inc.(NON)	736	32,804

Medtronic PLC	17,662	1,261,067

St. Jude Medical, Inc.	8,417	554,428

		4,967,823
Health-care providers and services (3.2%)

Aetna, Inc.	7,173	658,625

AmerisourceBergen Corp.	12,467	1,184,988

AmSurg Corp.(NON)	7,891	435,425

Anthem, Inc.	6,233	841,206

Cardinal Health, Inc.	10,168	845,876

CIGNA Corp.	4,830	515,989

Civitas Solutions, Inc.(NON)	30,000	569,700

Express Scripts Holding Co.(NON)	691	55,771

HCA Holdings, Inc.(NON)	28,700	2,031,960

HealthSouth Corp.	34,222	1,509,190

Humana, Inc.	2,908	425,848

LifePoint Hospitals, Inc.(NON)	12,923	843,097

Premier, Inc. Class A(NON)	6,658	216,385

UnitedHealth Group, Inc.	4,828	512,975

		10,647,035
Health-care technology (0.1%)

Castlight Health, Inc. Class B(NON)(S)	42,183	374,585

		374,585
Hotels, restaurants, and leisure (3.1%)

Bloomin' Brands, Inc.(NON)	32,530	803,979

Carrols Restaurant Group, Inc.(NON)	177,979	1,416,713

Compass Group PLC (United Kingdom)	26,923	466,139

Extended Stay America, Inc. (Unit)	11,471	226,896

Hilton Worldwide Holdings, Inc.(NON)	17,181	446,191

Las Vegas Sands Corp.	25,360	1,378,823

McDonald's Corp.	320	29,581

Peak Resorts, Inc.(NON)	103,650	779,448

Penn National Gaming, Inc.(NON)	92,556	1,385,563

Restaurant Brands International LP (Units) (Canada)(NON)(S)	131	4,804

Restaurant Brands International, Inc. (Canada)(NON)	16,418	635,048

Royal Caribbean Cruises, Ltd.	9,576	723,467

Vail Resorts, Inc.	8,763	769,041

Wyndham Worldwide Corp.	7,897	661,690

Yum! Brands, Inc.	7,040	508,851

		10,236,234
Household durables (0.7%)

Leggett & Platt, Inc.	24,930	1,062,766

New Home Co., Inc. (The)(NON)	3,661	51,583

UCP, Inc. Class A(NON)	13,075	117,675

WCI Communities, Inc.(NON)	2,994	57,814

Whirlpool Corp.	5,653	1,125,399

		2,415,237
Household products (0.3%)

Energizer Holdings, Inc.	6,791	869,316

Procter & Gamble Co. (The)	976	82,267

		951,583
Independent power and renewable electricity producers (0.4%)

NRG Energy, Inc.	48,041	1,184,691

		1,184,691
Industrial conglomerates (0.9%)

3M Co.	12,230	1,984,929

Danaher Corp.	5,016	413,218

General Electric Co.	5,580	133,306

Siemens AG (Germany)	2,455	257,858

Toshiba Corp. (Japan)	35,000	140,072

		2,929,383
Insurance (3.9%)

Allstate Corp. (The)	14,175	989,273

American International Group, Inc.	71,056	3,472,507

Amtrust Financial Services, Inc.	15,329	775,954

Assured Guaranty, Ltd.	39,861	973,406

Chubb Corp. (The)	8,972	878,359

Genworth Financial, Inc. Class A(NON)	4,334	30,251

Hartford Financial Services Group, Inc. (The)	23,177	901,585

Lincoln National Corp.	19,220	960,616

MetLife, Inc.	40,802	1,897,293

Prudential PLC (United Kingdom)	43,580	1,060,067

Travelers Cos., Inc. (The)	11,005	1,131,534

		13,070,845
Internet and catalog retail (0.7%)

Amazon.com, Inc.(NON)	1,296	459,471

Expedia, Inc.	13,460	1,156,618

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)	1	1

Global Fashion Holding SA (acquired 8/2/13, cost $43,883) (Private) (Brazil)(F)(RES)(NON)	1,036	24,320

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)	1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)	1	1

Priceline Group, Inc. (The)(NON)	598	603,669

		2,244,081
Internet software and services (2.7%)

Alibaba Group Holding, Ltd. ADR (China)(NON)	31,145	2,774,397

AOL, Inc.(NON)	30,854	1,334,436

eBay, Inc.(NON)	15,040	797,120

Facebook, Inc. Class A(NON)	12,735	966,714

Google, Inc. Class A(NON)	2,284	1,227,764

GrubHub, Inc.(NON)	18,528	637,919

Hortonworks, Inc.(NON)	4,605	97,580

Pandora Media, Inc.(NON)	16,697	277,170

Yahoo!, Inc.(NON)	19,062	838,537

		8,951,637
IT Services (2.8%)

Automatic Data Processing, Inc.	7,213	595,289

CACI International, Inc. Class A(NON)	11,007	931,082

Computer Sciences Corp.	23,244	1,410,446

DST Systems, Inc.	3,295	318,627

IBM Corp.	22,955	3,519,231

MasterCard, Inc. Class A	21,509	1,764,383

Visa, Inc. Class A	406	103,493

Xerox Corp.	46,919	617,923

		9,260,474
Leisure products (—%)

Malibu Boats, Inc. Class A(NON)	2,096	45,735

		45,735
Life sciences tools and services (0.6%)

Agilent Technologies, Inc.	11,566	436,848

Mettler-Toledo International, Inc.(NON)	3,300	1,003,035

Waters Corp.(NON)	5,702	678,823

		2,118,706
Machinery (1.3%)

Caterpillar, Inc.	6,622	529,561

Deere & Co.	9,825	836,992

Middleby Corp. (The)(NON)	3,080	292,662

Oshkosh Corp.	16,106	690,142

Pall Corp.	5,970	577,657

Trinity Industries, Inc.	53,019	1,403,413

		4,330,427
Media (2.4%)

Charter Communications, Inc. Class A(NON)	2,976	449,718

Comcast Corp. Class A	25,116	1,334,790

DIRECTV(NON)	5,386	459,318

Discovery Communications, Inc. Class A(NON)	14,246	412,920

DISH Network Corp. Class A(NON)	2,535	178,337

Liberty Global PLC Ser. C (United Kingdom)	26,526	1,209,320

Lions Gate Entertainment Corp.	16,128	463,357

Madison Square Garden Co. (The) Class A(NON)	2,730	206,798

MDC Partners, Inc. Class A	20,613	492,651

SFX Entertainment, Inc.(NON)	9,948	32,729

Time Warner Cable, Inc.	1,816	247,212

Time Warner, Inc.	18,868	1,470,383

Townsquare Media, Inc.(NON)	51,147	620,925

Walt Disney Co. (The)	4,946	449,888

		8,028,346
Metals and mining (0.5%)

AK Steel Holding Corp.(NON)(S)	53,675	203,428

Freeport-McMoRan, Inc. (Indonesia)	10,132	170,319

Hi-Crush Partners LP (Units)	2,791	91,070

Noranda Aluminum Holding Corp.	22,986	69,648

Southern Copper Corp. (Peru)	5,613	153,123

Steel Dynamics, Inc.	8,876	151,247

United States Steel Corp.	37,111	906,993

		1,745,828
Multi-utilities (0.3%)

Public Service Enterprise Group, Inc.	22,956	979,762

		979,762
Multiline retail (1.3%)

Big Lots, Inc.	12,322	565,703

Dollar General Corp.(NON)	9,834	659,468

Dollar Tree, Inc.(NON)	5,228	371,711

Kohl's Corp.	15,152	904,877

Macy's, Inc.	11,715	748,354

Target Corp.	14,782	1,088,103

		4,338,216
Oil, gas, and consumable fuels (5.7%)

Anadarko Petroleum Corp.	8,324	680,487

Antero Midstream Partners LP(NON)	30,000	703,500

Apache Corp.	6,616	413,963

Chesapeake Energy Corp.	24,255	465,211

CONSOL Energy, Inc.	3,858	111,689

Devon Energy Corp.	15,854	955,521

EOG Resources, Inc.	9,571	852,106

EP Energy Corp. Class A(NON)(S)	21,103	218,416

EV Energy Partners LP	27,171	380,937

Exxon Mobil Corp.	53,239	4,654,153

Gaztransport Et Technigaz SA (France)	6,661	376,806

Hess Corp.	11,756	793,412

JP Energy Partners LP(NON)	33,108	409,877

MarkWest Energy Partners LP	4,641	273,494

Memorial Production Partners LP (Units)	30,071	516,620

Memorial Resource Development Corp.(NON)	53,731	1,028,949

Newfield Exploration Co.(NON)	18,066	538,005

NuStar Energy LP	10,017	611,838

Occidental Petroleum Corp.	4,332	346,560

Royal Dutch Shell PLC ADR (United Kingdom)	20,135	1,237,296

Suncor Energy, Inc. (Canada)	7,887	235,111

Total SA ADR (France)	16,577	853,881

USD Partners LP(NON)	22,540	294,372

Valero Energy Corp.	24,867	1,314,967

Whiting Petroleum Corp.(NON)	17,591	528,082

		18,795,253
Paper and forest products (0.2%)

International Paper Co.	11,152	587,264

		587,264
Personal products (0.7%)

Avon Products, Inc.	99,848	772,824

Coty, Inc. Class A(NON)	50,516	960,814

Estee Lauder Cos., Inc. (The) Class A	10,393	733,642

		2,467,280
Pharmaceuticals (5.3%)

AbbVie, Inc.	9,403	567,471

Actavis PLC(NON)	3,719	991,262

Catalent, Inc.(NON)	21,206	585,710

Impax Laboratories, Inc.(NON)	15,759	577,883

Jazz Pharmaceuticals PLC(NON)	2,508	424,705

Johnson & Johnson	36,596	3,664,723

Merck & Co., Inc.	67,931	4,094,881

Mylan, Inc.(NON)	15,373	817,075

Pfizer, Inc.	150,008	4,687,750

Shire PLC ADR (United Kingdom)	1,681	368,576

Zoetis, Inc.	14,780	631,549

		17,411,585
Professional services (0.2%)

Robert Half International, Inc.	9,401	545,822

TrueBlue, Inc.(NON)	10,838	239,086

		784,908
Real estate investment trusts (REITs) (1.2%)

American Tower Corp.	1,139	110,426

Armada Hoffler Properties, Inc.	92,631	988,373

Boston Properties, Inc.	1,841	255,531

Brixmor Property Group, Inc.	16,452	445,849

CatchMark Timber Trust, Inc. Class A	84,466	972,204

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,582	144,973

Host Hotels & Resorts, Inc.	7,769	177,832

Paramount Group, Inc.(NON)	38,518	745,323

Parkway Properties, Inc.	7,062	129,235

Prologis, Inc.	684	30,876

		4,000,622
Real estate management and development (0.1%)

RE/MAX Holdings, Inc. Class A	8,326	277,089

		277,089
Road and rail (1.4%)

Avis Budget Group, Inc.(NON)	16,995	973,983

Genesee & Wyoming, Inc. Class A(NON)	924	76,184

JB Hunt Transport Services, Inc.	5,027	400,199

Old Dominion Freight Line, Inc.(NON)	4,037	283,074

Union Pacific Corp.	24,322	2,850,782

		4,584,222
Semiconductors and semiconductor equipment (2.4%)

Atmel Corp.(NON)	12,562	104,641

Broadcom Corp. Class A	11,218	476,036

Intel Corp.	49,329	1,629,830

Lam Research Corp.	10,056	768,681

Marvell Technology Group, Ltd.	41,958	649,929

Maxim Integrated Products, Inc.	14,072	465,642

Micron Technology, Inc.(NON)	87,329	2,555,683

Microsemi Corp.(NON)	6,015	167,578

NVIDIA Corp.	6,892	132,361

Teradyne, Inc.	11,057	200,132

Texas Instruments, Inc.	16,359	874,389

Xilinx, Inc.	1,626	62,723

		8,087,625
Software (3.7%)

Activision Blizzard, Inc.	43,121	901,013

Cadence Design Systems, Inc.(NON)	30,598	550,458

Electronic Arts, Inc.(NON)	11,113	609,659

EnerNOC, Inc.(NON)	24,270	417,929

Microsoft Corp.	120,319	4,860,888

Oracle Corp.	91,112	3,816,682

Symantec Corp.	26,182	648,528

TiVo, Inc.(NON)	54,591	571,022

		12,376,179
Specialty retail (3.8%)

American Eagle Outfitters, Inc.	83,098	1,166,696

Bed Bath & Beyond, Inc.(NON)	13,328	996,535

Best Buy Co., Inc.	27,487	967,542

Boot Barn Holdings, Inc.(NON)	16,929	341,627

Chico's FAS, Inc.	48,988	817,120

Children's Place, Inc. (The)	13,672	819,636

Conn's, Inc.(NON)(S)	15,164	238,681

Gap, Inc. (The)	35,641	1,468,053

GNC Holdings, Inc. Class A	7,645	338,979

Home Depot, Inc. (The)	16,969	1,771,903

Lowe's Cos., Inc.	16,409	1,111,874

Michaels Cos., Inc. (The)(NON)	49,389	1,274,236

Select Comfort Corp.(NON)	5,623	167,790

Tile Shop Holdings, Inc.(NON)	15,424	125,243

TJX Cos., Inc. (The)	16,343	1,077,657

		12,683,572
Technology hardware, storage, and peripherals (4.6%)

Apple, Inc.	71,466	8,372,957

EMC Corp.	45,554	1,181,215

Hewlett-Packard Co.	85,741	3,097,822

NetApp, Inc.	6,893	260,555

QLogic Corp.(NON)	21,108	282,003

SanDisk Corp.	6,693	508,066

Seagate Technology PLC	11,511	649,681

Western Digital Corp.	7,503	729,517

		15,081,816
Textiles, apparel, and luxury goods (0.7%)

Coach, Inc.	18,099	673,102

Fossil Group, Inc.(NON)	6,240	610,272

Michael Kors Holdings, Ltd.(NON)	5,751	407,113

NIKE, Inc. Class B	5,553	512,264

		2,202,751
Thrifts and mortgage finance (0.2%)

Radian Group, Inc.	42,850	675,316

		675,316
Tobacco (0.4%)

Lorillard, Inc.	17,515	1,149,154

Philip Morris International, Inc.	2,517	201,964

		1,351,118
Trading companies and distributors (0.3%)

HD Supply Holdings, Inc.(NON)	18,526	534,105

United Rentals, Inc.(NON)	6,955	576,222

		1,110,327
Water utilities (0.1%)

American Water Works Co., Inc.	8,543	479,604

		479,604

Total common stocks (cost $315,512,308)		$318,795,437

INVESTMENT COMPANIES (0.6%)(a)
	Shares	Value

iShares MSCI United Kingdom ETF (United Kingdom)	3,719	$67,091

SPDR S&P 500 ETF Trust	9,589	1,912,718

Total investment companies (cost $1,916,073)		$1,979,809

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value

AmSurg Corp. Ser. A-1, $5.25 cv. pfd.	2,324	$265,227

Banc of California, Inc. 4.00% cv. pfd.	5,050	266,388

Iridium Communications, Inc. Ser. B, 6.75% cv. pfd.	285	92,215

Iridium Communications, Inc. 144A $7.00 cv. pfd.	213	22,405

Total convertible preferred stocks (cost $577,450)		$646,235

SHORT-TERM INVESTMENTS (4.3%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.19%(d)	2,665,225	$2,665,225

Putnam Short Term Investment Fund 0.10%(AFF)	11,602,447	11,602,447

Total short-term investments (cost $14,267,672)		$14,267,672

TOTAL INVESTMENTS

Total investments (cost $332,273,503)(b)		$335,689,153

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2014 through January 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $331,236,256.
(b)	The aggregate identified cost on a tax basis is $332,277,179, resulting in gross unrealized appreciation and depreciation of $20,279,257 and $16,867,283, respectively, or net unrealized appreciation of $3,411,974.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $24,323, or less than 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$1,032,348	$94,026,883	$83,456,784	$3,729	$11,602,447
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $2,665,225, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,562,933.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $34,276 to cover the settlement of certain securities.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$47,145,534	$466,139	$24,323
Consumer staples	26,560,991	—	—
Energy	21,369,620	376,806	—
Financials	50,235,844	1,652,902	—
Health care	47,866,342	—	—
Industrials	34,991,145	1,461,594	—
Information technology	60,183,429	—	—
Materials	12,036,978	1,099,848	—
Telecommunication services	4,902,510	—	—
Utilities	8,421,432	—	—
Total common stocks	313,713,825	5,057,289	24,323
Convertible preferred stocks	—	646,235	—
Investment companies	1,979,809	—	—
Short-term investments	11,602,447	2,665,225	—

Totals by level	$327,296,081	$8,368,749	$24,323

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 31, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 31, 2015